Subsequent Events (Details) - USD ($)	Jun. 21, 2024	Aug. 12, 2024
Subsequent Events [Line Items]
Principal balance	$ 0
Common Stock [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)	1,550,617
Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount		$ 2,000,000